Fair Value Measurement	12 Months Ended
Dec. 31, 2010
Fair Value Measurement
Fair Value Measurement
29.	Fair Value Measurement

Effective January 1, 2008, the Company adopted ASC 820 which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company determines the fair value of its financial instruments that are recognized or disclosed at fair value in the financial statements on a recurring basis in accordance with ASC 820. The Company adopted the provisions of this statement on January 1, 2009 related to nonfinancial assets and nonfinancial liabilities that are not measured at fair value on a recurring basis.

The fair value hierarchy established in ASC 820 requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Fair value is a market-based measure considered from the perspective of a market participant. As such, even when market assumptions are not readily available, the Company's own assumptions reflect those that market participants would use in pricing the asset or liability at the measurement date.

The fair value for certain financial instruments is derived using pricing models and other valuation techniques that involve significant management judgment. The price transparency of financial instruments is a key determinant of the degree of judgment involved in measuring fair value of the Company's financial instruments. Financial instruments for which actively quoted prices or pricing parameters are available will generally have a higher degree of price transparency than those that are thinly traded or not quoted. In accordance with ASC 820, the criteria used to determine whether the market for a financial instrument is active or inactive is based on the particular asset or liability.

As a result of the adoption of ASC 820, the Company has made some amendments to the techniques used in measuring the fair value of derivatives and other positions. These amendments change the way that the probability of default of a counterparty is factored into the valuation of derivative positions and include the impact of the Company's own credit risk on derivatives and other liabilities measured at fair value.

In accordance with ASC 820, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when developing fair value measurements. When market prices are available, the Company uses quoted market prices to measure fair value. If market prices are not available, fair value measurements are based upon models that use primarily market-based or independently-sourced market parameters, including interest rate yield curves, prepayment speeds, option volatilities and currency rates. Most of financial instruments use either of the foregoing methodologies, collectively Level 1 and Level 2 measurements, to determine fair value recorded in the Company's financial statements. However, in circumstances where market prices are limited or unavailable, valuations may require significant management judgments or adjustments that utilize significant unobservable inputs, to determine fair value. In these cases, the financial instruments are classified as Level 3.

The following are descriptions of valuation methodologies used by the Company to measure various financial instruments at fair value.

Trading and available-for-sale securities and securities sold short, not yet purchased: The fair values of the securities included in trading assets and available-for-sale securities included in investments and securities in short position included in trading liabilities are recognized in the consolidated balance sheets based on quoted market prices, where available. For the securities traded in the over-the-counter market, the Company generally determines fair value utilizing internal valuation techniques or based on prices obtained from independent pricing services or brokers. Trading securities and available-for-sale securities recorded by using valuation methods and prices obtained from pricing services or brokers are generally classified as Level 2, except in cases where such quoted prices include unobservable inputs (i.e., estimates of cash flows, correlations among factors, recovery rates etc.) to the models, in which case such financial instruments are classified as Level 3. Some of these instruments are valued using a discounted cash flow model, which estimates the fair value of the securities using the aforementioned inputs. The Company validates prices received from pricing services or brokers using a variety of methods, including, but not limited to, comparison to secondary pricing services, corroboration of pricing by reference to other independent market data such as secondary broker quotes and relevant benchmark indices, and review of pricing by the Company's personnel familiar with market liquidity and other market-related conditions. The Company has internal price verification procedures and reviews fair value methodology documentation provided by independent pricing services.

Other investments in venture capital activities: Other investments include venture capital securities. The Company carries venture capital investments traded publically at fair value based on quoted market prices. If significant inputs such as estimates of cash flows, yield curves and credit spreads to the fair value measurement for these securities are unobservable in the market due to limited activity, those securities are classified as Level 3.

Derivatives assets and liabilities: The majority of derivatives entered into by the Company are traded in over-the-counter markets and no quoted market prices exist for such instruments. The fair values of those derivatives are determined using internal valuation models that require the use of multiple market inputs including interest rate, prices and indices to generate continuous yield or pricing curves and volatility factors, which are used to value the position. Depending on the types and contractual terms of derivatives, fair value can be modeled using a series of techniques, such as the Black-Scholes option pricing model, simulation models or a combination of various models, which are consistently applied. The Company uses models that are widely accepted in the financial services industry. The derivatives are placed as either Level 2 or Level 3 depending on the observability of significant inputs to the applicable model. Most of forwards, swaps and options are valued using internally developed models that use as their basis readily observable market parameters. However, some of the forwards, swaps and options are valued using unobservable inputs such as correlations and historical volatilities. Futures are exchange-traded derivatives classified as Level 1. Credit default swaps are valued based on models with significant unobservable market parameters and are normally traded less actively, and are classified as Level 3.

Valuation Adjustments

Counterparty credit risk adjustments are applied to derivative assets, such as over-the-counter derivative instruments, when the market inputs used in the valuation model may not be indicative of the creditworthiness of the counterparty. Few of the Company's derivatives are listed on an exchange. The majority of derivative positions are valued using internally developed models that use as their basis observable market inputs. Therefore, an adjustment is necessary to reflect the credit quality of each derivative counterparty to arrive at fair value. The adjustment is based on market-based measures of credit risk to the extent available. The adjustment also takes into account contractual factors designed to reduce the Company's credit exposure to each counterparty.

Debt valuation adjustments are applied to reflect the Company's own credit risk when measuring derivative liabilities at fair value in accordance with the requirements of ASC 820. The methodology to determine the adjustment is consistent with the counterparty credit risk adjustment and incorporates the Company's credit spread as observed through the credit default swap market.

Items measured at fair value on a recurring basis

As of December 31, 2009, 10.46% and 1.89% of the Company's total assets and total liabilities, respectively, represented instruments measured at fair value on a recurring basis. The following table presents assets and liabilities measured at fair value on a recurring basis by fair-value hierarchy levels as of December 31, 2009.

	Level 1	Level 2	Level 3	Total
	(In millions of Korean won)
Assets measured at fair value
Trading assets
Trading securities	2,284,545	2,175,697	—	4,460,242
Foreign exchange spot contracts	—	2,878	—	2,878
Derivatives	79	3,177,419	80,937	3,258,435
Investments
Available-for-sale securities	9,954,399	8,649,829	106,564	18,710,792
Debt securities	8,926,968	8,648,320	877	17,576,165
Korea treasury and government agencies	6,243,284	1,648,318	—	7,891,602
Corporate	—	1,281,470	47	1,281,517
Financial institutions	2,683,684	3,721,079	—	6,404,763
Asset- backed securities	—	1,997,453	830	1,998,283
Equity securities	1,027,431	1,509	105,687	1,134,627
Other investments	2,767	—	76,461	79,228
Other assets-hedging derivatives	—	47,787	283	48,070

Liabilities measured at fair value
Trading liabilities
Securities sold short, not yet purchased	1,347,668	—	—	1,347,668
Foreign exchange spot contracts	—	2,812	—	2,812
Derivatives	398	2,588,027	307,199	2,895,624
Other liabilities-hedging derivatives	—	173,013	36,916	209,929

As of December 31, 2010, 9.89% and 1.49% of the Company's total assets and total liabilities, respectively, represented instruments measured at fair value on a recurring basis. The following table presents assets and liabilities measured at fair value on a recurring basis by fair-value hierarchy levels as of December 31, 2010.

	Level 1	Level 2	Level 3	Total
	(In millions of Korean won)
Assets measured at fair value
Trading assets
Trading securities	1,736,619	1,958,500	—	3,695,119
Debt securities	1,624,085	1,894,821	—	3,518,906
Korea treasury and government agencies	692,727	217,924	—	910,651
Corporate	—	151,091	—	151,091
Financial institutions	931,358	1,354,094	—	2,285,452
Asset-backed securities	—	171,712	—	171,712
Equity securities	112,534	63,679	—	176,213
Foreign exchange spot contracts	—	1,415	—	1,415
Derivatives	809	2,354,893	32,577	2,388,279
Foreign exchange derivatives	—	1,743,012	4,617	1,747,629
Interest rate derivatives	—	586,694	9,310	596,004
Equity derivatives	809	25,187	12,953	38,949
Credit derivatives	—	—	1,954	1,954
Others	—	—	3,743	3,743
Investments
Available-for-sale securities	9,466,515	8,748,394	421,352	18,636,261
Debt securities	8,561,574	8,747,546	—	17,309,120
Korea treasury and government agencies	6,304,090	1,909,127	—	8,213,217
Corporate	—	1,285,033	—	1,285,033
Financial institutions	2,257,484	3,742,748	—	6,000,232
Asset-backed securities	—	1,810,638	—	1,810,638
Equity securities	904,941	848	421,352	1,327,141
Other investment	1,809	—	77,647	79,456
Other assets-hedging derivatives	—	103,308	5,636	108,944

Liabilities measured at fair value
Trading liabilities
Securities sold short, not yet purchased	1,279,869	—	—	1,279,869
Foreign exchange spot contracts	—	1,839	—	1,839
Derivatives	7,576	1,880,493	99,674	1,987,743
Foreign exchange derivatives	—	1,110,304	—	1,110,304
Interest rate derivatives	—	721,931	10,494	732,425
Equity derivatives	7,576	48,258	85,667	141,501
Others	—	—	3,513	3,513
Other liabilities-hedging derivatives	—	192,933	24,958	217,891

Transfers between Level 1 and Level 2 of the Fair Value Hierarchy

Transfers between Level 1 and Level 2 are effective as of the beginning of the year. The Company did not have any significant transfers of assets or liabilities between Levels 1 and 2 of the fair value hierarchy during 2010.

Changes in Level 3 items measured at fair value on a recurring basis

In circumstances where market prices are limited or unavailable, valuations may require significant unobservable inputs to determine fair value. In these cases, the securities are classified as Level 3. Instruments measured at fair value categorized as Level 3 represented 1.00 % and 7.72 % as of December 31, 2009 and 2.16% and 3.57% as of December 31, 2010 of the Company's total recurring assets and total recurring liabilities measured at fair value. Both observable and unobservable inputs may be used to determine the fair value of positions that the Company has classified within the Level 3 category. As a result, the realized and unrealized gains and losses for assets and liabilities within the Level 3 category presented in the tables below may include changes in fair value that were attributable to both observable and unobservable inputs.

The following table presents additional information about Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2009:

	December 31, 2008	Total realized/unrealized gains(losses) recorded in			Transfers into/out of Level 3(2)	Purchases, issuances and settlements	December 31, 2009	Unrealized gains (losses) still held(3)
		Trading revenues	Others

	(In millions of Korean won)
Available-for-sale securities	3,708	—	(46,299	)(1)	—	149,155	106,564	(44,326)
Other investments	87,015	—	(4,529	)(1)	(2,375)	(3,650)	76,461	(5,576)
Derivatives, net(4)	(353,983)	24,204	—		(87,013)	153,897	(262,895)	80,851

(1)	Includes the change in fair value of available-for-sale securities and other investments, change in accumulated other comprehensive income (loss), gains (losses) from sales and impairment losses.
(2)

Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities became unobservable or observable, respectively. These transfers are effective as of the beginning of the year, and any gains or losses occurring on these assets and liabilities during the year are presented as Level 3.

(3)

Represents the amount of total gains or losses for the year ended December 31, 2009, included in earnings (and accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments and other investments) attributable to the change in fair value relating to assets and liabilities classified as Level 3 are still held at December 31, 2009.

(4)

Net derivatives liabilities at December 31, 2009 and 2008 include derivative assets, hedging derivative assets, derivative liabilities and hedging derivative liabilities. Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.

The significant changes in Level 3 assets and liabilities for the year ended December 31, 2009 are as follows:

A net decrease in available-for-sale securities of (Won)2,831 million was mainly driven by recognition of other-than-temporary impairment of CDOs which are included in earnings and disposals.

The changes in the Level 3 net derivative liabilities of (Won)91,088 million were primarily due to:

(i)	The Company transferred (Won)87,013 million of net derivatives assets from the Level 3 into the Level 2 category in the fair-value hierarchy during the year ended December 31, 2009. The valuation of these derivatives is affected by the credit valuation adjustments, which is based on an internal valuation technique, and the extent of such adjustment was originally determined to be significant enough to render the fair-value hierarchy into the lower level.

(ii)	The Company recognized realized and unrealized gains of (Won)24,204 million, relating to derivative assets and liabilities, which were included in trading revenues for the year ended December 31, 2009.

The increase in Level 3 investment of (Won)92,302 million was mainly due to the net loss of (Won)50,828 million which was recorded in current earnings, an increase of (Won)145,505 million from net purchases, issuances and settlements, and a (Won)2,375 million of transfer of an investment from Level 3 to Level 1 as the issuer of the securities became a publicly traded company.

The following table presents additional information about Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2010:

	December 31, 2009	Total realized/unrealized gains(losses) recorded in		Transfers into/ out of Level 3(2)	Purchases, issuances and settlements	December 31, 2010	Unrealized gains (losses) still held(3)
		Trading revenues	Others(1)
	(In millions of Korean won)
Available-for-sale securities

Corporate	47	—	(47)	—	—	—	—
Asset-backed securities	830	—	1,879	—	(2,709)	—	—
Equity securities	105,687	—	282,123	—	33,542	421,352	237,749
Other investments	76,461	3,063	—	(1,182)	(695)	77,647	(1,748)
Derivatives, net (4)	(262,895)	98,208	—	(3,206)	81,474	(86,419)	(7,842)
Foreign exchange derivatives	2,652	3,340	—	(294)	(1,081)	4,617	2,259
Interest rate derivatives	(23,294)	15,450	—	(2,912)	15,208	4,452	(21,794)
Equity derivatives	(206,451)	66,390	—	—	67,347	(72,714)	(1,335)
Credit derivatives	2,118	(164)	—	—	—	1,954	(164)
Others	(37,920)	13,192	—	—	—	(24,728)	13,192

(1)	Includes the change in fair value of available-for-sale securities and other investments, change in accumulated other comprehensive income (loss), gains (losses) from sales and impairment losses.
(2)

Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities became unobservable or observable, respectively. These transfers are effective as of the beginning of the year, and any gains or losses occurring on these assets and liabilities during the year are presented as Level 3.

(3)

Represents the amount of total gains or losses for the year ended December 31, 2010, included in earnings (and accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments and other investments) attributable to the change in fair value relating to assets and liabilities classified as Level 3 are still held at December 31, 2010.

(4)

Net derivatives liabilities at December 31, 2010 and 2009 include derivative assets, hedging derivative assets, derivative liabilities and hedging derivative liabilities. Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.

The significant changes in Level 3 assets and liabilities for the year ended December 31, 2010 are as follows:

The changes in the Level 3 net derivative liabilities of (Won)176,476 million were primarily due to:

(i)	The Company transferred (Won)3,206 million of net derivatives assets from the Level 3 into the Level 2 category in the fair-value hierarchy during the year ended December 31, 2010. The valuation of these derivatives is affected by the credit valuation adjustments, which is based on an internal valuation technique, and the extent of such adjustment was originally determined to be significant enough to render the fair-value hierarchy into the lower level.

(ii)	The Company recognized realized and unrealized gains of (Won)98,208 million, relating to derivative assets and liabilities, which were included in trading revenues for the year ended December 31, 2010.

The increase in Level 3 investment of (Won)315,974 million was mainly due to the net gain of (Won)287,018 million which was recorded in current earnings, an increase of (Won)30,138 million from net purchases, issuances and settlements, and a (Won)1,182 million of transfer of an investment from Level 3 to Level 1 as the issuer of the securities became a publicly traded company.

Items measured at fair value on a nonrecurring basis

Certain assets and liabilities are measured at fair value on a non-recurring basis and are not included in the tables above. These assets and liabilities primarily include assets measured at cost that have been written down to fair value during the period as a result of an impairment.

The following table presents only balances measured at fair value during the period and still held by level within the ASC 820 fair-value hierarchy as of December 31, 2009, for which a nonrecurring change in fair value has been recorded during the year ended December 31, 2009.

	Level 1	Level 2	Level 3
	(In millions of Korean won)
Investments	—	—	1,515
Loans(1)	—	—	638,165
Premises and equipment	—	3,576	—

(1)

Represents carrying values net of allowances and cumulative impairment charges of related impaired loans which are collateral dependent and are evaluated based on the fair value of the underlying collateral. The fair value of the collateral for such impaired loans is based on the appraisal value of external valuation experts, as adjusted for significant inputs related to the foreclosure proceeding for such collateral, which inputs are deemed to be unobservable. The Company accordingly classified collateral dependent loans as Level 3.

The following table presents only balances measured at fair value during the period and still held by level within the ASC 820 fair-value hierarchy as of December 31, 2010, for which a nonrecurring change in fair value has been recorded during the year ended December 31, 2010.

	Level 1	Level 2	Level 3
	(In millions of Korean won)
Investments	—	—	459,995
Asset-backed securities	—	—	435
Other Investments	—	—	459,560
Loans(1)	—	—	923,722
Premises and equipment	—	1,817	—

(1)

Represents carrying values net of allowances and cumulative impairment charges of related impaired loans which are collateral dependent and are evaluated based on the fair value of the underlying collateral. The fair value of the collateral for such impaired loans is based on the appraisal value of external valuation experts, as adjusted for significant inputs related to the foreclosure proceeding for such collateral, which inputs are deemed to be unobservable. The Company accordingly classified collateral dependent loans as Level 3.

Fair Value Disclosure

ASC 825-10-50, requires the disclosure of the estimated fair value of financial instruments, for which it is practicable to estimate fair value with certain financial instruments excluded. The following disclosure of the estimated fair value of financial instruments and the methods and assumptions used by the Company, by type of financial instrument, in estimating fair value, except for trading assets and trading liabilities disclosed above pursuant to ASC 820, is made by the Company in accordance with ASC 820. In estimating fair values, different market assumptions and estimation methodologies could significantly affect estimated fair value amounts.

Assets and liabilities for which fair value approximates carrying value: The carrying values of certain financial assets and liabilities are reported at cost, including cash and cash equivalents, restricted cash, call loans, securities purchased under resale agreements, due from customers on acceptances, accrued interest and dividends receivable, accrued interest payable, security deposits, loan held-for-sale, noninterest-bearing deposits, call money and acceptances outstanding. The carrying values of these financial assets and liabilities are considered to approximate their fair values due to their short-term nature and negligible credit losses.

Interest-bearing deposits in other banks: The fair values of fixed interest-bearing deposits are estimated by discounting cash flows based on current rates for similar types of deposits. The fair values of variable rate interest-bearing deposits are considered to approximate their carrying values.

Held-to-maturity securities: Fair values of held-to-maturity securities are based on market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments, discounted cash flows, counterparty quotes or external valuations performed by qualified independent evaluators.

Other investments: Other investments include venture capital securities, non-marketable or restricted equity securities and equity method investments, which are included in "Investments" in the Company's consolidated balance sheets. The carrying values of the non-marketable equity securities and equity method investments approximate fair value.

Loans receivable: Loans receivable are reported net of specific and general provisions for impairment. The fair value of fixed rate loans is estimated by discounting contractual cash flows based on current rates at which similar loans would be made to borrowers for the same maturities. The fair values of variable rate loans that reprice frequently with no significant changes in credit risk are considered to approximate their carrying values in the consolidated balance sheets.

Interest-bearing deposits: The fair values of variable rate interest bearing deposits approximate their carrying values in the consolidated balance sheets. Fair values for fixed-rate interest bearing deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered for deposits with similar maturities.

Other borrowed funds: The aggregate fair value for other borrowed fund is based on quoted market prices, where available. For other borrowed fund where quoted market prices are not available, a discounted cash flow model is used based on the current rates for debt with similar maturities.

Secured borrowings: The fair values for securities sold under agreements to repurchase are estimated using discounted cash flow calculation that applies interests currently being offered for securities sold under agreements to repurchase with similar maturities. The fair values for beneficial interests issued by the SPEs are estimated using quoted market price.

Long-term debt: The aggregate fair value for long-term debt is based on quoted market prices, where available. For long-term debt where quoted market prices are not available, a discounted cash flow model is used based on the current rates for the Company's debt with similar maturities.

Off-balance sheet instruments: Fair value for off-balance-sheet instruments are based on an estimate of the difference between fees currently charged to enter into similar agreements and fees paid to reduce or eliminate exposure to those agreements, taking into account the remaining terms of the agreements and the counterparties' credit standing.

The estimated fair values of the Company's financial instruments as of December 31, 2009 and 2010 were as follows:

	2009		2010
	Carrying amount	Fair value	Carrying amount	Fair value
	(In millions of Korean won)
Financial assets:
Cash and cash equivalents	2,695,569	2,695,569	3,867,316	3,867,316
Restricted cash	6,050,241	6,050,241	3,359,465	3,359,465
Interest-bearing deposits in other banks	466,890	466,890	987,408	987,408
Call loans and securities purchased under resale agreements	2,036,142	2,036,142	2,849,529	2,849,529
Investments	33,245,391	34,020,413	33,911,415	34,767,315
Loans, net	193,454,326	192,767,714	192,947,019	193,137,284
Due from customers on acceptance	1,895,444	1,895,444	1,878,190	1,878,190
Accrued interest and dividends receivable	1,029,257	1,029,257	956,746	956,746
Security deposits	1,405,638	1,405,638	1,401,469	1,401,469
Other assets-loans held for sale	201,275	201,275	73,460	73,460
Other assets- off-balance sheet instruments	29,808	29,808	19,275	19,275
Financial liabilities:
Interest-bearing deposits	166,078,921	166,113,912	176,846,197	176,840,307
Non-interest-bearing deposits	3,104,147	3,104,147	3,081,938	3,081,938

Call money	1,364,516	1,364,516	605,398	605,398
Acceptances outstanding	1,895,444	1,895,444	1,878,190	1,878,190

Accrued interest payable	3,819,342	3,819,342	3,703,325	3,703,325

Other borrowed funds	8,176,286	8,175,635	8,775,200	8,775,784
Secured borrowings	4,669,728	4,883,609	2,651,069	2,829,896
Long-term debt	39,569,909	40,441,451	30,080,132	31,307,786
Other liabilities-off-balance sheet instruments	29,808	29,808	19,275	19,275